EARNINGS PER SHARE (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Weighted average number of shares outstanding, earnings per share	26,879,202	26,879,114